GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.93%
Aerospace & Defense - 0.86%
Axon Enterprise, Inc.(a)	195	$43,846
HEICO Corp.	346	59,180
Raytheon Technologies Corp.	4,308	421,882
TransDigm Group, Inc.	156	114,980
Total Aerospace & Defense		639,888
Automobiles - 2.43%
Tesla, Inc.(a)	8,748	1,814,860
Beverages - 2.45%
Coca-Cola Co.	12,768	791,999
Constellation Brands, Inc., Class A	550	124,240
Monster Beverage Corp.(a)	3,022	163,218
PepsiCo, Inc.	4,066	741,232
Total Beverages		1,820,689
Biotechnology - 3.62%
AbbVie, Inc.	5,294	843,705
Alnylam Pharmaceuticals, Inc.(a)	352	70,513
Amgen, Inc.	1,619	391,392
Biogen, Inc.(a)	444	123,445
BioMarin Pharmaceutical, Inc.(a)	556	54,065
Gilead Sciences, Inc.	3,827	317,526
Horizon Therapeutics PLC(a)	675	73,670
Incyte Corp.(a)	665	48,060
Moderna, Inc.(a)	1,108	170,167
Regeneron Pharmaceuticals, Inc.(a)	330	271,151
Seagen, Inc.(a)	457	92,529
Vertex Pharmaceuticals, Inc.(a)	764	240,713
Total Biotechnology		2,696,936
Broadline Retail - 0.15%
eBay, Inc.	1,574	69,838
Etsy, Inc.(a)	369	41,081
Total Broadline Retail		110,919
Building Products - 0.36%
Carlisle Cos., Inc.	149	33,684
Carrier Global Corp.	2,428	111,081
Trane Technologies PLC	668	122,899
Total Building Products		267,664
Capital Markets - 2.07%
Ameriprise Financial, Inc.	313	95,935
Bank of New York Mellon Corp.	2,389	108,556
Blackstone, Inc.	3,480	305,683
Cboe Global Markets, Inc.	310	41,614
LPL Financial Holdings, Inc.	225	45,540
MarketAxess Holdings, Inc.	107	41,868
Morgan Stanley	4,922	432,152
MSCI, Inc.	233	130,408

Investments	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	961	$331,325
Total Capital Markets		1,533,081
Chemicals - 0.58%
Albemarle Corp.	320	70,733
Corteva, Inc.	2,164	130,511
FMC Corp.	377	46,043
LyondellBasell Industries NV, Class A	966	90,697
PPG Industries, Inc.	672	89,766
Total Chemicals		427,750
Commercial Services & Supplies - 0.53%
Cintas Corp.	302	139,729
Rollins, Inc.	1,453	54,531
Waste Management, Inc.	1,215	198,252
Total Commercial Services & Supplies		392,512
Communications Equipment - 1.23%
Arista Networks, Inc.(a)	840	141,002
Cisco Systems, Inc.	11,161	583,442
Motorola Solutions, Inc.	499	142,779
Ubiquiti, Inc.	175	47,546
Total Communications Equipment		914,769
Consumer Finance - 0.54%
American Express Co.	2,200	362,890
Synchrony Financial	1,304	37,920
Total Consumer Finance		400,810
Consumer Staples Distribution & Retail - 2.72%
Costco Wholesale Corp.	1,291	641,459
Kroger Co.	2,161	106,689
Sysco Corp.	1,496	115,536
Walmart, Inc.	7,894	1,163,971
Total Consumer Staples Distribution & Retail		2,027,655
Distributors - 0.14%
Genuine Parts Co.	401	67,091
Pool Corp.	108	36,984
Total Distributors		104,075
Electrical Equipment - 0.53%
AMETEK, Inc.	676	98,243
Eaton Corp. PLC	1,152	197,383
Rockwell Automation, Inc.	325	95,371
Total Electrical Equipment		390,997
Electronic Equipment, Instruments & Components - 0.50%
Amphenol Corp., Class A	1,717	140,313
CDW Corp.	384	74,838
Keysight Technologies, Inc.(a)	505	81,547
Trimble, Inc.(a)	730	38,267
Zebra Technologies Corp., Class A(a)	143	45,474
Total Electronic Equipment, Instruments & Components		380,439
Energy Equipment & Services - 0.28%
Schlumberger NV	4,212	206,809
Entertainment - 1.30%
Activision Blizzard, Inc.	2,249	192,492
Electronic Arts, Inc.	809	97,444
Live Nation Entertainment, Inc.(a)	662	46,340
Netflix, Inc.(a)	1,281	442,560
ROBLOX Corp., Class A(a)	1,399	62,927

Investments	Shares	Value
Entertainment (continued)
Spotify Technology SA(a)	560	$74,827
Take-Two Interactive Software, Inc.(a)	490	58,457
Total Entertainment		975,047
Equity Real Estate Investment Trust (REIT) - 0.11%
SBA Communications Corp.	322	84,065
Financial Services - 3.75%
Block, Inc., Class A(a)	1,650	113,273
Mastercard, Inc., Class A	2,790	1,013,914
PayPal Holdings, Inc.(a)	3,460	262,752
Visa, Inc., Class A	6,244	1,407,772
Total Financial Services		2,797,711
Food Products - 0.76%
Archer-Daniels-Midland Co.	1,633	130,085
Hershey Co.	615	156,462
Mondelez International, Inc., Class A	4,025	280,623
Total Food Products		567,170
Ground Transportation - 0.66%
JB Hunt Transport Services, Inc.	307	53,866
Norfolk Southern Corp.	708	150,097
Old Dominion Freight Line, Inc.	322	109,750
Uber Technologies, Inc.(a)	5,529	175,269
Total Ground Transportation		488,982
Health Care Equipment & Supplies - 3.19%
Abbott Laboratories	5,207	527,261
Align Technology, Inc.(a)	222	74,179
Becton Dickinson & Co.	854	211,399
Boston Scientific Corp.(a)	4,274	213,828
Cooper Cos., Inc.	142	53,017
Dexcom, Inc.(a)	1,134	131,748
Edwards Lifesciences Corp.(a)	1,808	149,576
Hologic, Inc.(a)	717	57,862
IDEXX Laboratories, Inc.(a)	232	116,019
Insulet Corp.(a)	201	64,111
Intuitive Surgical, Inc.(a)	1,047	267,477
ResMed, Inc.	430	94,166
Stryker Corp.	1,119	319,441
Zimmer Biomet Holdings, Inc.	629	81,267
Total Health Care Equipment & Supplies		2,361,351
Health Care Providers & Services - 3.98%
AmerisourceBergen Corp.	594	95,105
Centene Corp.(a)	1,612	101,895
Cigna Group	867	221,545
CVS Health Corp.	3,845	285,722
Elevance Health, Inc.	706	324,626
HCA Healthcare, Inc.	818	215,690
Humana, Inc.	366	177,678
McKesson Corp.	407	144,912
Molina Healthcare, Inc.(a)	177	47,346
Quest Diagnostics, Inc.	323	45,698
UnitedHealth Group, Inc.	2,775	1,311,437
Total Health Care Providers & Services		2,971,654
Health Care Technology - 0.11%
Veeva Systems, Inc., Class A(a)	445	81,787

Investments	Shares	Value
Hotels, Restaurants & Leisure - 2.77%
Airbnb, Inc., Class A(a)	1,455	$181,002
Booking Holdings, Inc.(a)	106	281,155
Chipotle Mexican Grill, Inc.(a)	79	134,955
DoorDash, Inc., Class A(a)	975	61,971
Expedia Group, Inc.(a)	430	41,723
Hilton Worldwide Holdings, Inc.	776	109,315
Marriott International, Inc., Class A	901	149,602
McDonald’s Corp.	2,127	594,730
MGM Resorts International	1,100	48,862
Starbucks Corp.	3,347	348,523
Yum! Brands, Inc.	821	108,438
Total Hotels, Restaurants & Leisure		2,060,276
Household Durables - 0.29%
DR Horton, Inc.	1,031	100,718
Garmin, Ltd.	554	55,910
NVR, Inc.(a)	10	55,722
Total Household Durables		212,350
Household Products - 1.56%
Church & Dwight Co., Inc.	721	63,744
Clorox Co.	360	56,966
Procter & Gamble Co.	7,006	1,041,722
Total Household Products		1,162,432
Insurance - 0.77%
Aon PLC, Class A	628	198,002
Arthur J Gallagher & Co.	646	123,586
Marsh & McLennan Cos., Inc.	1,512	251,824
Total Insurance		573,412
Interactive Media & Services - 7.41%
Alphabet, Inc., Class A(a)	37,065	3,844,751
Meta Platforms, Inc., Class A(a)	7,622	1,615,407
Pinterest, Inc., Class A(a)	1,991	54,295
Total Interactive Media & Services		5,514,453
IT Services - 1.09%
Akamai Technologies, Inc.(a)	513	40,168
Cloudflare, Inc., Class A(a)	843	51,979
EPAM Systems, Inc.(a)	176	52,624
Gartner, Inc.(a)	232	75,579
International Business Machines Corp.	2,669	349,879
MongoDB, Inc.(a)	194	45,225
Snowflake, Inc., Class A(a)	890	137,318
VeriSign, Inc.(a)	312	65,935
Total IT Services		818,707
Life Sciences Tools & Services - 2.49%
Agilent Technologies, Inc.	892	123,399
Avantor, Inc.(a)	1,939	40,990
Danaher Corp.	2,161	544,658
Illumina, Inc.(a)	430	99,997
IQVIA Holdings, Inc.(a)	543	107,997
Mettler-Toledo International, Inc.(a)	63	96,403
PerkinElmer, Inc.	377	50,239
Thermo Fisher Scientific, Inc.	1,175	677,236
Waters Corp.(a)	180	55,733
West Pharmaceutical Services, Inc.	184	63,750
Total Life Sciences Tools & Services		1,860,402

Investments	Shares	Value
Machinery - 1.99%
Caterpillar, Inc.	1,537	$351,727
Cummins, Inc.	403	96,269
Deere & Co.	901	372,005
Fortive Corp.	1,027	70,011
IDEX Corp.	224	51,751
Illinois Tool Works, Inc.	890	216,670
PACCAR, Inc.	1,500	109,800
Parker-Hannifin Corp.	370	124,361
Snap-on, Inc.	156	38,515
Xylem, Inc.	527	55,177
Total Machinery		1,486,286
Media - 1.07%
Charter Communications, Inc., Class A(a)	516	184,527
Comcast Corp., Class A	11,999	454,882
Interpublic Group of Cos., Inc.	1,141	42,491
Sirius XM Holdings, Inc.	11,623	46,143
Trade Desk, Inc., Class A(a)	1,081	65,844
Total Media		793,887
Metals & Mining - 0.23%
Nucor Corp.	724	111,836
Steel Dynamics, Inc.	497	56,191
Total Metals & Mining		168,027
Oil, Gas & Consumable Fuels - 3.05%
Diamondback Energy, Inc.	567	76,641
EOG Resources, Inc.	1,841	211,035
Exxon Mobil Corp.	12,490	1,369,654
Hess Corp.	922	122,017
Marathon Petroleum Corp.	1,374	185,256
Phillips 66	1,396	141,526
Valero Energy Corp.	1,189	165,984
Total Oil, Gas & Consumable Fuels		2,272,113
Passenger Airlines - 0.06%
United Airlines Holdings, Inc.(a)	958	42,392
Pharmaceuticals - 5.89%
Bristol-Myers Squibb Co.	6,388	442,752
Eli Lilly & Co.	2,951	1,013,432
Johnson & Johnson	7,874	1,220,471
Merck & Co., Inc.	7,597	808,245
Pfizer, Inc.	16,903	689,642
Zoetis, Inc.	1,245	207,218
Total Pharmaceuticals		4,381,760
Professional Services - 0.69%
Automatic Data Processing, Inc.	1,211	269,605
CoStar Group, Inc.(a)	1,164	80,141
Paychex, Inc.	1,057	121,122
SS&C Technologies Holdings, Inc.	742	41,901
Total Professional Services		512,769
Real Estate Management & Development - 0.09%
CBRE Group, Inc., Class A(a)	919	66,912
Semiconductors & Semiconductor Equipment - 7.52%
Advanced Micro Devices, Inc.(a)	4,727	463,293
Analog Devices, Inc.	1,373	270,783
Applied Materials, Inc.	2,440	299,705
Broadcom, Inc.	1,209	775,622

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(a)	413	$86,846
KLA Corp.	409	163,261
Lam Research Corp.	395	209,397
Marvell Technology, Inc.	2,398	103,833
Microchip Technology, Inc.	1,566	131,199
Monolithic Power Systems, Inc.	132	66,071
NVIDIA Corp.	6,888	1,913,280
ON Semiconductor Corp.(a)	1,251	102,982
QUALCOMM, Inc.	3,220	410,808
Skyworks Solutions, Inc.	467	55,097
Teradyne, Inc.	452	48,595
Texas Instruments, Inc.	2,650	492,927
Total Semiconductors & Semiconductor Equipment		5,593,699
Software - 14.44%
Adobe, Inc.(a)	1,356	522,562
ANSYS, Inc.(a)	250	83,200
Atlassian Corp., Class A(a)	734	125,639
Autodesk, Inc.(a)	633	131,765
Cadence Design Systems, Inc.(a)	761	159,878
Crowdstrike Holdings, Inc., Class A(a)	651	89,356
Datadog, Inc., Class A(a)	912	66,266
Fair Isaac Corp.(a)	72	50,594
Fortinet, Inc.(a)	2,234	148,472
Gen Digital, Inc.	1,882	32,295
HubSpot, Inc.(a)	137	58,739
Intuit, Inc.	831	370,485
Microsoft Corp.	21,855	6,300,796
Oracle Corp.	7,889	733,045
Palantir Technologies, Inc., Class A(a)	4,662	39,394
Palo Alto Networks, Inc.(a)	848	169,380
Paycom Software, Inc.(a)	175	53,202
PTC, Inc.(a)	348	44,624
Salesforce, Inc.(a)	2,919	583,157
ServiceNow, Inc.(a)	600	278,832
Splunk, Inc.(a)	469	44,968
Synopsys, Inc.(a)	448	173,040
Tyler Technologies, Inc.(a)	115	40,784
Unity Software, Inc.(a)	1,026	33,283
VMware, Inc., Class A(a)	1,250	156,063
Workday, Inc., Class A(a)	751	155,112
Zoom Video Communications, Inc., Class A(a)	805	59,441
Zscaler, Inc.(a)	420	49,069
Total Software		10,753,441
Specialty Retail - 2.80%
AutoZone, Inc.(a)	55	135,198
Best Buy Co., Inc.	630	49,310
Home Depot, Inc.	2,954	871,784
Lowe’s Cos., Inc.	1,735	346,948
O’Reilly Automotive, Inc.(a)	177	150,269
Ross Stores, Inc.	1,008	106,979
TJX Cos., Inc.	3,422	268,148
Tractor Supply Co.	320	75,213
Ulta Beauty, Inc.(a)	146	79,668
Total Specialty Retail		2,083,517

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 10.30%
Apple, Inc.	45,257	$7,462,880
Dell Technologies, Inc., Class C	2,088	83,958
HP, Inc.	2,851	83,677
NetApp, Inc.	617	39,395
Total Technology Hardware, Storage & Peripherals		7,669,910
Textiles, Apparel & Luxury Goods - 0.91%
Lululemon Athletica, Inc.(a)	358	130,380
NIKE, Inc., Class B	4,434	543,786
Total Textiles, Apparel & Luxury Goods		674,166
Tobacco - 0.61%
Philip Morris International, Inc.	4,650	452,212
Trading Companies & Distributors - 0.36%
Fastenal Co.	1,650	89,001
United Rentals, Inc.	198	78,360
WW Grainger, Inc.	145	99,877
Total Trading Companies & Distributors		267,238
Wireless Telecommunication Services - 0.69%
T-Mobile US, Inc.(a)	3,566	516,499
TOTAL COMMON STOCKS
(Cost $67,358,826)		74,394,480
INVESTMENT COMPANY - 0.07%
iShares Core S&P 500 ETF	120	49,330
TOTAL INVESTMENT COMPANY
(Cost $53,526)		49,330
TOTAL INVESTMENTS - 100.00%
(Cost $67,412,352)		$74,443,810
Liabilities In Excess Of Other Assets - –%(b)		(1,741)
NET ASSETS (100.00%)		$74,442,069

(a)	Non-Income Producing Security.
(b)	Less than 0.005%.

Common Abbreviations
ETF – Exchange Traded Fund

GraniteShares XOUT U.S. Large Cap ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$74,394,480	$–	$–	$74,394,480
Investment Company	49,330	–	–	49,330
Total	$74,443,810	$–	$–	$74,443,810

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2023 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.